UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10041

JNL Investors Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2013 – March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Investors Series Trust (Unaudited)

Schedules of Investments

March 31, 2013

	Shares/Par	Value
JNL/PPM America Total Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 6.7%
American Express Credit Account Master Trust
1.25%, 04/17/17 (a) (b)	$1,718,000	$1,726,940
0.99%, 03/15/18	477,000	477,862
American Tower Trust I, 3.07%, 03/15/23 (b)	3,846,000	3,870,272
AmeriCredit Automobile Receivables Trust
1.73%, 02/08/17	1,080,000	1,096,318
4.26%, 02/08/17	158,000	167,175
1.59%, 07/10/17	473,000	479,112
1.31%, 11/08/17	606,000	609,463
1.07%, 03/08/18	905,000	906,869
Banc of America Commercial Mortgage Inc. REMIC, 5.75%, 02/10/51 (a)	800,000	927,761
Bear Stearns Commercial Mortgage Securities REMIC
5.74%, 09/11/42 (a)	500,000	585,190
5.69%, 06/11/50 (a) (c)	300,000	349,515
Capital One Multi-Asset Execution Trust, 4.90%, 12/15/17	2,595,000	2,788,670
Continental Airlines Inc. Pass-Through Trust
6.25%, 04/11/20	758,000	794,953
4.15%, 04/11/24 (c)	1,065,000	1,106,269
4.00%, 10/29/24 (c)	1,277,000	1,324,887
Countrywide Asset-Backed Certificates REMIC, 4.95%, 04/25/33 (a)	39,537	39,907
DBUBS Mortgage Trust REMIC, 3.74%, 11/10/46 (b)	3,245,643	3,482,614
Delta Air Lines Inc. Pass-Through Trust
6.20%, 07/02/18	952	1,080
4.95%, 05/23/19	217,333	236,350
Goldman Sachs Mortgage Securities Corp. II REMIC, 4.95%, 01/10/45 (b)	847,000	980,578
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39 (c)	139,000	158,445
GS Mortgage Securities Trust REMIC, 5.62%, 11/10/39	445,000	435,134
John Deere Owner Trust, 0.43%, 02/17/15	2,698,000	2,699,249
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.71%, 02/12/49 (a)	1,860,000	2,144,961
LB-UBS Commercial Mortgage Trust REMIC, 5.43%, 02/15/40	192,000	216,354
Morgan Stanley Bank of America Merrill Lynch Trust REMIC, 2.86%, 11/15/45	3,000,000	3,036,108
Morgan Stanley Capital I Trust REMIC, 5.89%, 06/11/49 (a)	2,750,000	3,194,903
Morgan Stanley Re-REMIC Trust, 5.79%, 08/12/45 (a) (b)	1,500,000	1,723,473
Sierra Receivables Funding Co. LLC
2.84%, 11/20/28 (b)	1,041,435	1,069,412
2.38%, 03/20/29 (b)	614,390	622,756
United Air Lines Inc., 9.75%, 01/15/17	74,247	86,327

Total Non-U.S. Government Agency Asset-Backed Securities (cost $35,838,593)		37,338,907

CORPORATE BONDS AND NOTES - 52.7%

CONSUMER DISCRETIONARY - 5.8%
A&E Television Networks LLC
3.11%, 08/22/19 (d)	1,000,000	1,028,061
3.63%, 08/22/22 (d)	1,000,000	1,027,699
3.78%, 08/22/24 (d)	1,000,000	1,024,729
British Sky Broadcasting Group Plc, 3.13%, 11/26/22 (b)	616,000	614,254
CC Holdings GS V LLC, 3.85%, 04/15/23 (b)	277,000	279,067
Daimler Finance North America LLC, 1.88%, 01/11/18 (b)	1,500,000	1,511,625
Delphi Corp.
6.13%, 05/15/21 (c)	185,000	203,500
5.00%, 02/15/23	817,000	863,978
Interpublic Group of Cos. Inc., 3.75%, 02/15/23	1,679,000	1,628,869
KB Home, 7.50%, 09/15/22	409,000	459,103
MDC Partners Inc., 6.75%, 04/01/20 (b)	1,013,000	1,023,130
MGM Resorts International
6.75%, 10/01/20 (b) (c)	1,005,000	1,065,300
6.63%, 12/15/21 (c)	865,000	907,169
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b) (c)	90,000	97,650
NBCUniversal Enterprise Inc.
5.25% (callable at 100 beginning 03/19/21) (b) (e)	1,589,000	1,605,048
1.97%, 04/15/19 (b)	2,909,000	2,917,049
News America Inc., 6.15%, 02/15/41	660,000	790,324
NVR Inc., 3.95%, 09/15/22	3,073,000	3,154,465
Quebecor Media Inc., 5.75%, 01/15/23 (b)	1,546,000	1,576,920
RHP Hotel Properties LP, 5.00%, 04/15/21	548,000	548,000
RSI Home Products Inc., 6.88%, 03/01/18 (b)	660,000	669,900
Seminole Indian Tribe of Florida
7.75%, 10/01/17 (b)	272,000	293,760
6.54%, 10/01/20 (b)	950,000	1,049,750
ServiceMaster Co., 7.00%, 08/15/20 (b) (c)	965,000	998,775
SES SA
3.60%, 04/04/23 (b)	652,000	651,978
5.30%, 04/04/43 (b)	566,000	564,294
Shea Homes LP, 8.63%, 05/15/19 (c)	627,000	703,808
Taylor Morrison Communities Inc., 7.75%, 04/15/20 (b)	798,000	855,855
TRW Automotive Inc.
7.25%, 03/15/17 (b)	100,000	115,625
4.50%, 03/01/21 (b)	867,000	880,005
Volvo Treasury AB, 5.95%, 04/01/15 (b)	177,000	192,229
WideOpenWest Finance LLC Term Loan, 6.25%, 07/15/18 (a)	1,384,538	1,398,161
WMG Acquisition Corp. Term Loan, 5.25%, 10/31/18 (a)	395,000	400,680
Wynn Las Vegas LLC, 7.75%, 08/15/20 (c)	1,100,000	1,233,375
		32,334,135
CONSUMER STAPLES - 1.8%
Bunge Ltd. Finance Co., 8.50%, 06/15/19	100,000	128,900
ConAgra Foods Inc.
3.20%, 01/25/23	684,000	681,752
4.65%, 01/25/43 (c)	867,000	862,787
Hawk Acquisition Sub Inc., 4.25%, 10/15/20 (b)	2,508,000	2,511,135
Lorillard Tobacco Co., 7.00%, 08/04/41 (c)	562,000	665,833
Mars Inc.
2.19%, 10/11/17 (d)	2,850,000	2,877,694
3.74%, 10/11/27 (d)	1,200,000	1,220,112
SABMiller Holdings Inc., 3.75%, 01/15/22 (b)	1,202,000	1,286,560
		10,234,773
ENERGY - 8.6%
Access Midstream Partners LP, 4.88%, 05/15/23 (c)	888,000	876,900
Alpha Natural Resources Inc.
9.75%, 04/15/18 (c)	1,400,000	1,501,500
6.25%, 06/01/21	397,000	357,300
Arch Coal Inc., 9.88%, 06/15/19 (b) (c)	1,714,000	1,756,850
Atlas Pipeline Partners LP, 5.88%, 08/01/23 (b)	1,930,000	1,920,350
BP Capital Markets Plc, 3.25%, 05/06/22	2,222,000	2,295,608
Chesapeake Energy Corp., 5.75%, 03/15/23	713,000	722,804

See accompanying Notes to Schedules of Investments.

	Shares/Par	Value
DCP Midstream Operating LP
2.50%, 12/01/17	2,312,000	2,347,156
4.95%, 04/01/22	1,704,000	1,860,388
3.88%, 03/15/23	2,016,000	2,026,896
Denbury Resources Inc., 4.63%, 07/15/23	983,000	948,595
El Paso Pipeline Partners Operating Co. LLC
7.50%, 11/15/40	500,000	655,899
4.70%, 11/01/42	1,035,000	982,684
Ensco Plc, 4.70%, 03/15/21	1,600,000	1,786,419
Enterprise Products Operating LLC, 5.95%, 02/01/41	700,000	810,945
EP Energy LLC
6.88%, 05/01/19 (c)	1,000,000	1,095,000
9.38%, 05/01/20 (c)	650,000	750,750
EPE Holdings LLC, 8.13%, 12/15/17 (b) (c)	971,000	1,019,550
Gulfmark Offshore Inc., 6.38%, 03/15/22	1,278,000	1,329,120
Hornbeck Offshore Services Inc., 5.00%, 03/01/21 (b)	2,020,000	2,004,850
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (c)	373,000	376,994
3.50%, 09/01/23	291,000	295,009
5.00%, 08/15/42	578,000	585,949
MarkWest Energy Partners LP
5.50%, 02/15/23	1,071,000	1,121,873
4.50%, 07/15/23 (c)	1,239,000	1,212,671
Murphy Oil Corp., 5.13%, 12/01/42	2,361,000	2,205,925
Petrobras International Finance Co., 2.88%, 02/06/15	1,069,000	1,091,196
Plains Exploration & Production Co.
6.50%, 11/15/20	2,000,000	2,210,000
6.88%, 02/15/23	3,585,000	4,060,013
Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 03/06/22 (b)	2,000,000	1,982,500
Seadrill Ltd., 5.63%, 09/15/17 (b)	1,876,000	1,894,760
Transocean Inc.
2.50%, 10/15/17	1,000,000	1,012,655
6.38%, 12/15/21	1,224,000	1,425,074
3.80%, 10/15/22	505,000	497,484
Williams Cos. Inc., 3.70%, 01/15/23	1,013,000	1,005,614
		48,027,281
FINANCIALS - 20.3%
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (b)	1,696,000	2,261,974
American International Group Inc., 8.25%, 08/15/18	1,950,000	2,526,250
Bank of America Corp.
1.50%, 10/09/15	3,500,000	3,511,560
5.63%, 10/14/16	1,150,000	1,295,435
2.00%, 01/11/18	4,590,000	4,568,165
3.30%, 01/11/23	1,760,000	1,735,464
Bank of America NA, 6.10%, 06/15/17	2,450,000	2,830,698
Barclays Bank Plc, 7.63%, 11/21/22 (c)	1,279,000	1,261,414
BBVA US Senior SAU, 4.66%, 10/09/15	3,600,000	3,691,703
BlackRock Inc., 3.38%, 06/01/22	1,062,000	1,119,898
Chubb Corp., 6.38%, 03/29/67 (a)	100,000	109,875
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (e)	1,250,000	1,297,283
5.95% (callable at 100 beginning 01/30/23) (e)	2,850,000	2,956,875
1.25%, 01/15/16	1,674,000	1,671,983
Corp. Andina de Fomento, 3.75%, 01/15/16	2,500,000	2,644,585
Credit Mutuel - CIC Home Loan SFH, 1.50%, 11/16/17 (b)	3,000,000	3,009,093
Credit Suisse AG, 2.60%, 05/27/16 (b)	1,750,000	1,844,755
Duke Realty LP, 8.25%, 08/15/19	100,000	129,509
FMR LLC, 4.95%, 02/01/33 (b)	1,887,000	1,952,239
Ford Motor Credit Co. LLC
5.63%, 09/15/15	2,000,000	2,177,696
2.38%, 01/16/18	5,500,000	5,467,825
5.00%, 05/15/18	2,248,000	2,475,970
General Electric Capital Corp. - Series B
6.25% (callable at 100 beginning 12/15/22) (e)	2,194,000	2,407,987
7.13% (callable at 100 beginning 06/15/22) (e)	1,100,000	1,279,372
3.10%, 01/09/23	1,700,000	1,683,107
Goldman Sachs Group Inc.
2.38%, 01/22/18 (c)	4,458,000	4,518,771
6.75%, 10/01/37	800,000	896,471
Hartford Financial Services Group Inc., 5.13%, 04/15/22	649,000	748,586
HSBC USA Inc, 9.50%, 04/15/14	145,000	156,541
Hyundai Capital America
1.63%, 10/02/15 (b)	2,500,000	2,517,072
3.75%, 04/06/16 (b)	670,000	710,609
Hyundai Capital Services Inc.
6.00%, 05/05/15 (b)	1,100,000	1,202,694
4.38%, 07/27/16 (b)	200,000	216,142
International Lease Finance Corp.
6.50%, 09/01/14 (b)	150,000	159,750
4.88%, 04/01/15 (c)	2,000,000	2,097,500
6.75%, 09/01/16 (b)	1,100,000	1,243,000
7.13%, 09/01/18 (b)	1,000,000	1,175,000
8.63%, 01/15/22 (c)	750,000	954,375
Invesco Finance Plc, 3.13%, 11/30/22	1,778,000	1,814,593
IPIC GMTN Ltd., 5.50%, 03/01/22 (b) (c)	1,000,000	1,160,000
JPMorgan Chase & Co.
7.90% (callable at 100 beginning 04/30/18) (e)	4,580,000	5,261,637
3.25%, 09/23/22	1,534,000	1,531,632
3.20%, 01/25/23	1,750,000	1,747,169
JPMorgan Chase Bank NA, 5.88%, 06/13/16	1,500,000	1,697,678
Macquarie Group Ltd., 7.30%, 08/01/14 (b)	150,000	160,710
Morgan Stanley
1.75%, 02/25/16	1,565,000	1,577,187
4.88%, 11/01/22 (c)	1,931,000	2,047,076
Murray Street Investment Trust I, 4.65%, 03/09/17 (f)	2,250,000	2,460,373
Prologis International Funding II, 4.88%, 02/15/20 (b)	2,222,000	2,279,826
Prudential Financial Inc., 5.20%, 03/15/44 (a)	1,086,000	1,088,715
Santander Holdings USA Inc., 3.00%, 09/24/15	2,033,000	2,084,526
Sparebank 1 Boligkreditt A/S, 1.75%, 11/15/19 (b)	1,000,000	990,900
Springleaf Finance Corp. Term Loan, 5.50%, 05/06/17	4,850,000	4,875,268
Stadshypotek AB, 1.88%, 10/02/19 (b)	1,000,000	1,002,900
Swiss Re Solutions Holding Corp., 7.75%, 06/15/30	200,000	269,102
UBS AG, 2.25%, 03/30/17 (b)	1,500,000	1,562,978
Vesey Street Investment Trust I, 4.40%, 09/01/16 (f)	588,000	639,163
Wells Fargo & Co.
7.98% (callable at 100 beginning 03/15/18) (e)	4,666,000	5,383,397
3.45%, 02/13/23	1,491,000	1,501,020
		113,643,076
HEALTH CARE - 1.4%
AbbVie Inc., 4.40%, 11/06/42 (b)	2,112,000	2,129,409
CFR International SpA, 5.13%, 12/06/22 (b) (c)	1,026,000	1,054,776
Mayo Clinic Rochester, 3.77%, 11/15/43	600,000	576,704

See accompanying Notes to Schedules of Investments.

	Shares/Par	Value
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	997,000	1,134,186
4.13%, 07/01/52	587,000	564,653
Novartis Capital Corp., 2.40%, 09/21/22	1,577,000	1,567,856
Zoetis Inc., 4.70%, 02/01/43 (b)	684,000	698,242
		7,725,826
INDUSTRIALS - 2.8%
ADT Corp., 4.13%, 06/15/23 (b) (c)	1,077,000	1,117,522
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (b)	1,500,000	1,552,500
Bombardier Inc., 6.13%, 01/15/23 (b)	731,000	758,413
General Electric Co., 2.70%, 10/09/22	1,475,000	1,475,119
International Lease Finance Corp., 4.63%, 04/15/21	1,237,000	1,233,907
Penske Truck Leasing Co. LP
3.75%, 05/11/17 (b)	1,168,000	1,251,263
3.38%, 03/15/18 (b)	1,528,000	1,589,511
4.88%, 07/11/22 (b)	1,353,000	1,426,820
Pentair Finance SA, 2.65%, 12/01/19 (b)	1,310,000	1,293,236
Sydney Airport Finance Co. Pty Ltd., 3.90%, 03/22/23 (b)	2,344,000	2,381,005
United Technologies Corp., 4.50%, 06/01/42	948,000	1,010,443
Watco Cos. LLC, 6.38%, 04/01/23 (b)	421,000	433,104
		15,522,843
INFORMATION TECHNOLOGY - 1.7%
NXP BV
5.75%, 02/15/21 (b) (c)	336,000	348,600
5.75%, 03/15/23 (b)	382,000	389,640
Oracle Corp., 2.50%, 10/15/22	953,000	935,572
SAP Ireland US-Financial Services Ltd.
2.82%, 11/15/20 (d)	2,485,000	2,442,228
3.18%, 11/15/22 (d)	2,485,000	2,419,694
ViaSat Inc., 6.88%, 06/15/20 (c)	3,092,000	3,316,170
		9,851,904
MATERIALS - 5.0%
Arch Western Finance LLC Term Loan, 5.75%, 05/14/18 (a)	994,989	1,011,287
Ashland Inc.
3.88%, 04/15/18 (b)	1,500,000	1,518,750
6.88%, 05/15/43 (b)	1,491,000	1,610,280
Cemex Finance LLC, 9.38%, 10/12/22 (b) (c)	855,000	993,937
Cemex SAB de CV, 5.88%, 03/25/19 (b) (c)	344,000	347,440
Crown Americas LLC, 4.50%, 01/15/23 (b)	778,000	754,660
Dow Chemical Co., 4.38%, 11/15/42	1,411,000	1,353,258
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (b) (c)	500,000	513,750
8.25%, 11/01/19 (b) (c)	800,000	863,000
Fortescue Metals Group Ltd. Term Loan, 5.25%, 10/12/17 (a)	1,890,500	1,911,938
Freeport-McMoRan Copper & Gold Inc.
2.38%, 03/15/18 (b)	1,034,000	1,038,320
3.10%, 03/15/20 (b)	1,750,000	1,755,845
3.88%, 03/15/23 (b) (c)	153,000	153,443
5.45%, 03/15/43 (b)	1,350,000	1,334,198
Graphic Packaging International Inc., 4.75%, 04/15/21	415,000	420,188
Ineos Finance Plc, 7.50%, 05/01/20 (b) (c)	387,000	421,346
NewMarket Corp., 4.10%, 12/15/22 (b)	710,000	720,830
Rain CII Carbon LLC, 8.25%, 01/15/21 (b)	1,000	1,080
Rock-Tenn Co., 3.50%, 03/01/20	853,000	871,981
Samarco Mineracao SA, 4.13%, 11/01/22 (b)	1,480,000	1,440,040
Sappi Papier Holding GmbH
7.75%, 07/15/17 (b)	1,337,000	1,477,385
8.38%, 06/15/19 (b)	706,000	783,660
Smurfit Kappa Acquisitions, 4.88%, 09/15/18 (b)	1,320,000	1,346,400
Verso Paper Holdings LLC, 11.75%, 01/15/19 (c)	911,000	983,880
Xstrata Finance Canada Ltd.
1.80%, 10/23/15 (b)	2,601,000	2,630,558
4.00%, 10/25/22 (b)	851,000	857,111
5.30%, 10/25/42 (b)	1,000,000	969,491
		28,084,056
TELECOMMUNICATION SERVICES - 2.4%
Crown Castle Towers LLC, 4.88%, 08/15/20 (b)	1,450,000	1,668,982
Frontier Communications Corp., 7.63%, 04/15/24	706,000	726,298
Lynx I Corp., 5.38%, 04/15/21 (b) (c)	457,000	475,280
Lynx II Corp., 6.38%, 04/15/23 (b) (c)	336,000	351,960
Qtel International Finance Ltd., 3.88%, 01/31/28 (b)	3,332,000	3,281,320
Santander Holdings USA Inc., 4.63%, 04/19/16 (c)	1,550,000	1,657,531
Telecom Italia Capital SA, 6.18%, 06/18/14	150,000	156,926
Telefonica Moviles Chile SA, 2.88%, 11/09/15 (b)	100,000	101,756
UPCB Finance VI Ltd., 6.88%, 01/15/22 (b) (c)	1,212,000	1,318,050
Virgin Media Finance Plc, 4.88%, 02/15/22	1,239,000	1,254,487
Vodafone Group Plc, 4.38%, 02/19/43	2,500,000	2,385,595
Windstream Corp. Term Loan B-4, 3.50%, 01/15/20 (a)	897,750	906,171
		14,284,356
UTILITIES - 2.9%
Abu Dhabi National Energy Co.
4.75%, 09/15/14 (b)	175,000	183,459
2.50%, 01/12/18 (b)	1,242,000	1,248,831
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (b) (e)	4,370,000	4,341,333
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42 (c)	974,254	1,086,136
MidAmerican Energy Co., 6.13%, 04/01/36	439,000	545,639
Oglethorpe Power Corp., 4.20%, 12/01/42	2,024,000	1,963,727
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	2,250,000	2,800,573
4.10%, 06/01/22 (c)	1,379,000	1,504,408
5.30%, 06/01/42	360,000	407,768
Pacific Gas & Electric Co., 4.45%, 04/15/42	314,000	328,175
PPL WEM Holdings Plc, 3.90%, 05/01/16 (b)	200,000	211,261
Puget Energy Inc., 6.00%, 09/01/21 (c)	1,350,000	1,534,301
		16,155,611
Total Corporate Bonds and Notes (cost $285,359,136)		295,863,861

GOVERNMENT AND AGENCY OBLIGATIONS - 27.9%

GOVERNMENT SECURITIES - 7.6%
Municipals - 0.3%
Port Authority of New York & New Jersey, RB, 4.46%, 10/01/62	1,490,000	1,487,929
U.S. Treasury Securities - 7.3%
U.S. Treasury Bond
4.38%, 05/15/41	125,000	156,817
3.75%, 08/15/41	4,808,000	5,437,550
3.13%, 11/15/41	2,545,000	2,560,112
U.S. Treasury Note
0.88%, 02/28/17 - 07/31/19	13,219,000	13,143,027
2.00%, 11/15/21 - 02/15/22	14,772,000	15,207,581
1.75%, 05/15/22	4,255,000	4,267,301
		40,772,388

See accompanying Notes to Schedules of Investments.

	Shares/Par	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 20.3%
Federal Home Loan Mortgage Corp. - 4.4%
Federal Home Loan Mortgage Corp.
4.00%, 05/01/26 - 04/01/42	5,010,731	5,365,094
6.00%, 07/01/37 - 09/01/37	594,357	649,844
5.00%, 02/01/38 - 08/01/40	4,438,411	4,799,193
5.50%, 07/01/38 - 07/01/39	3,027,527	3,278,945
4.50%, 10/01/39 - 07/01/41	8,878,362	9,509,222
3.50%, 05/15/43, TBA (g)	1,076,000	1,129,590
		24,731,888
Federal National Mortgage Association - 11.9%
Federal National Mortgage Association
4.50%, 02/01/23 - 08/01/40	4,095,842	4,415,429
3.50%, 10/01/26 - 10/01/42	9,817,187	10,404,619
3.00%, 06/01/27 - 10/01/42	5,783,392	6,074,301
2.50%, 05/15/28, TBA (g)	7,675,000	7,944,825
5.50%, 05/01/33 - 09/01/39	6,298,988	6,905,259
5.00%, 12/01/35	6,988,546	7,588,832
6.00%, 08/01/37 - 10/01/38	3,877,745	4,257,372
4.00%, 09/01/40 - 01/01/41	5,824,468	6,212,341
3.00%, 04/15/43, TBA (g)	1,390,000	1,461,400
3.00%, 04/15/43, TBA (g)	1,302,000	1,339,229
3.50%, 05/15/43, TBA (g)	9,635,000	10,149,870
		66,753,477
Government National Mortgage Association - 4.0%
Government National Mortgage Association
5.00%, 08/20/41, TBA (g)	2,880,295	3,173,815
4.00%, 09/20/41	2,504,014	2,728,925
4.50%, 01/20/42 - 05/20/42	7,219,959	7,958,070
5.00%, 02/20/42	2,116,278	2,347,748
3.00%, 12/20/42	3,066,465	3,207,618
3.50%, 04/15/43, TBA (g)	939,000	1,003,996
3.50%, 05/15/43, TBA (g)	1,829,000	1,961,317
		22,381,489
Total Government and Agency Obligations (cost $156,043,092)		156,127,171

PREFERRED STOCKS - 0.8%

ENERGY - 0.2%
NuStar Logistics LP, 7.63%, 01/15/43	40,000	1,072,400

FINANCIALS - 0.6%
Allstate Corp., 5.10%, 01/15/53	41,000	1,073,380
PNC Financial Services Group Inc. - Series P, 6.13%, (callable at 25 beginning 05/01/22) (e)	58,000	1,604,860
U.S. Bancorp - Series G, 6.00%, (callable at 25 beginning 04/15/17) (e)	35,000	974,400
		3,652,640
Total Preferred Stocks (cost $4,350,000)		4,725,040

TRUST PREFERREDS - 0.2%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15), 10/30/40	35,000	1,000,650

Total Trust Preferreds (cost $906,360)		1,000,650

SHORT TERM INVESTMENTS - 11.5%
Investment Company - 5.8%
JNL Money Market Fund, 0.03% (h) (i)	32,736,674	32,736,674

Securities Lending Collateral - 5.7%
Securities Lending Cash Collateral Fund LLC, 0.24% (h) (i)	31,886,810	31,886,810

Total Short Term Investments (cost $64,623,484)		64,623,484

Total Investments - 111.3% (cost $547,120,665)		559,679,113
Other Assets and Liabilities, Net - (11.3%)		(57,044,548)
Total Net Assets - 100.0%		$502,634,565

(a)	Variable rate security. Rate stated was in effect as of March 31, 2013.
(b)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser deemed this security to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31,2013, the value of Rule 144A securities and Section 4(2) paper deemed liquid was $119,402,255.

(c)	All or a portion of the security was on loan.
(d)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”)Topic 820 “Fair Value Measurements and Disclosures” in these Notes to Schedules of Investments.

(e)	Perpetual security.
(f)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of March 31, 2013.
(g)	All or a portion of the investment was purchased on a delayed delivery basis. As of March 31, 2013, the total payable of investments purchased on a delayed delivery basis was $53,709,548.
(h)	Investment in affiliate.
(i)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2013.

Abbreviations:
RB - Revenue Bond
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced (Securities purchased on a delayed delivery basis)

JNL Money Market Fund
CORPORATE BONDS AND NOTES - 10.9%
FINANCIALS - 10.3%
American Honda Finance Corp.
0.38%, 08/02/13 (a) (b)	$19,500,000	$19,500,000
0.32%, 11/08/13 (a) (b)	13,600,000	13,600,000
0.30%, 12/05/13 (a) (b)	10,000,000	10,000,000
BNP Paribas SA, 1.18%, 01/10/14 (a)	20,100,000	20,192,997
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 0.50%, 07/25/13 (a)	26,210,000	26,233,928
General Electric Capital Corp., 0.44%, 05/08/13 (a)	3,000,000	3,000,481
Inter-American Development Bank, 3.50%, 07/08/13	25,845,000	26,074,000
John Deere Capital Corp., 4.90%, 09/09/13	8,100,000	8,264,383
JPMorgan Chase & Co.
4.75%, 05/01/13	15,000,000	15,055,152
1.03%, 09/30/13 (a)	12,000,000	12,044,133
1.10%, 01/24/14 (a)	17,000,000	17,105,350
Kreditanstalt fuer Wiederaufbau, 1.38%, 07/15/13	2,230,000	2,237,308
MassMutual Global Funding II, 0.78%, 09/27/13 (a) (b)	16,120,000	16,162,221
MetLife Institutional Funding II, 0.38%, 09/12/13 (a) (b)	24,900,000	24,900,000
National Rural Utilities Cooperative Finance Corp.
5.50%, 07/01/13	1,720,000	1,742,347

See accompanying Notes to Schedules of Investments.

	Shares/Par	Value
0.39%, 08/09/13 (a)	11,600,000	11,600,000
0.38%, 02/18/14 (a)	11,800,000	11,800,000
TIAA Global Markets Inc., 4.95%, 07/15/13 (b)	16,400,000	16,620,036
Toronto-Dominion Bank, 0.48%, 07/26/13 (a)	21,130,000	21,146,142
Wachovia Corp., 0.49%, 08/01/13 (a)	9,385,000	9,391,366
		286,669,844
HEALTH CARE - 0.6%
Novartis Capital Corp., 1.90%, 04/24/13	17,000,000	17,017,818

Total Corporate Bonds and Notes (cost $303,687,662)		303,687,662

GOVERNMENT AND AGENCY OBLIGATIONS - 17.2%

GOVERNMENT SECURITIES - 13.8%
Federal Farm Credit Bank - 0.9% (c)
Federal Farm Credit Bank, 0.20%, 11/20/13	24,500,000	24,497,602
Federal Home Loan Bank - 8.1% (c)
Federal Home Loan Bank
0.23%, 04/17/13 - 06/04/13	47,210,000	47,209,560
0.22%, 04/25/13 - 05/03/13	26,850,000	26,849,808
0.24%, 05/10/13	4,000,000	3,999,987
1.88%, 06/21/13	10,000,000	10,037,290
0.25%, 07/01/13	45,000,000	44,996,193
0.16%, 08/01/13 (a)	12,000,000	11,998,372
0.28%, 08/15/13	12,000,000	12,003,494
0.20%, 10/04/13	18,400,000	18,398,690
0.30%, 12/04/13 - 12/12/13	38,000,000	38,029,920
0.17%, 12/20/13	11,000,000	10,997,795
		224,521,109
Federal Home Loan Mortgage Corp. - 4.0% (c)
Federal Home Loan Mortgage Corp.
1.72%, 04/11/13	21,710,000	21,719,018
0.37%, 09/03/13 (a)	41,000,000	41,031,752
4.88%, 11/15/13	25,900,000	26,648,916
5.00%, 01/30/14	22,000,000	22,878,839
		112,278,525
Federal National Mortgage Association - 0.8% (c)
Federal National Mortgage Association
3.25%, 04/09/13	9,345,000	9,351,202
1.05%, 10/22/13	12,000,000	12,056,235
		21,407,437
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.4%
Federal Farm Credit Bank - 0.7%
Federal Farm Credit Bank, 0.15%, 01/17/14 - 02/05/14	18,000,000	17,995,587
Federal Home Loan Bank - 1.6%
Federal Home Loan Bank
0.17%, 12/24/13	13,500,000	13,497,816
0.33%, 01/17/14	12,000,000	12,015,109
0.38%, 01/29/14	20,000,000	20,032,003
		45,544,928
Federal Home Loan Mortgage Corp. - 1.1%
Federal Home Loan Mortgage Corp., 0.38%, 11/27/13	29,780,000	29,821,570

Total Government and Agency Obligations (cost $476,066,758)		476,066,758

SHORT TERM INVESTMENTS - 71.9%
Certificates of Deposit - 18.3%
Bank of Montreal
0.41%, 06/17/13 (a)	15,000,000	15,000,000
0.24%, 08/13/13	18,000,000	18,000,000
0.29%, 01/07/14 (a)	13,250,000	13,250,000
Bank of Nova Scotia
0.44%, 08/15/13 (a)	21,000,000	21,000,000
0.29%, 10/17/13 (a)	20,000,000	20,000,000
0.30%, 03/21/14 (a)	18,000,000	18,000,000
BNP Paribas SA, 0.24%, 06/27/13	22,000,000	22,000,000
Canadian Imperial Bank of Commerce
0.26%, 05/09/13 (a)	15,000,000	15,000,000
0.32%, 08/27/13 (a)	22,000,000	22,000,000
0.27%, 03/26/14 (a)	22,000,000	22,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 0.37%, 01/27/14 (a)	25,000,000	25,000,000
Deutsche Bank AG
0.22%, 07/02/13	17,300,000	17,300,000
0.35%, 09/23/13 (a)	27,500,000	27,500,000
Nordea Bank AB, 0.25%, 09/25/13	21,000,000	21,000,000
Royal Bank of Canada
0.33%, 09/06/13 (a)	26,000,000	26,000,000
0.37%, 01/27/14 (a)	26,000,000	26,000,000
Societe Generale
0.28%, 06/11/13	19,500,000	19,500,000
0.43%, 09/09/13	19,500,000	19,500,000
Standard Chartered Bank
0.29%, 04/10/13	21,500,000	21,500,000
0.40%, 01/23/14 (a)	25,500,000	25,500,000
Svenska Handelsbanken AB, 0.21%, 04/24/13	27,000,000	27,000,000
Toronto-Dominion Bank
0.18%, 04/22/13	18,000,000	18,000,000
0.25%, 11/15/13 (a)	18,000,000	18,000,000
Wells Fargo Bank NA, 0.20%, 12/09/13 (a)	28,000,000	28,000,000
		506,050,000
Commercial Paper - 12.9%
BPCE SA
0.25%, 06/11/13 (b)	19,500,000	19,490,385
0.44%, 09/09/13 (b)	19,500,000	19,462,064
Chariot Funding LLC, 0.25%, 04/17/13 (b)	31,000,000	30,996,556
Commonwealth Bank of Australia, 0.19%, 04/24/13	27,500,000	27,496,662
DNB Nor Bank ASA, 0.21%, 05/13/13 (b)	11,000,000	10,997,305
Fairway Finance
0.17%, 04/16/13 (b)	9,008,000	9,007,362
0.17%, 05/22/13 (b)	39,190,000	39,180,562
General Electric Capital Corp., 0.22%, 07/03/13	15,000,000	14,991,475
HSBC Bank USA
0.30%, 08/12/13	18,000,000	17,980,050
0.34%, 11/15/13	18,000,000	17,961,240
JPMorgan Chase & Co., 0.22%, 07/30/13	16,000,000	15,988,267
Jupiter Securitization Corp., 0.19%, 05/01/13 (b)	14,250,000	14,247,744
Kreditanstalt fuer Wiederaufbau International Finance Inc., 0.20%, 06/20/13 (b)	18,500,000	18,491,778
Market Street Funding LLC, 0.18%, 06/03/13 (b)	20,500,000	20,493,542
MetLife Short Term Funding LLC, 0.17%, 06/05/13	25,000,000	24,992,326
Thunder Bay Funding LLC, 0.17%, 05/20/13 (b)	33,000,000	32,992,364
Toyota Motor Credit Corp., 0.27%, 11/25/13	22,000,000	21,960,730
		356,730,412
Investment Company - 0.0%
JPMorgan Prime Money Market Fund, 0.03% (d)	110,664	110,664

See accompanying Notes to Schedules of Investments.

	Shares/Par	Value
Repurchase Agreements - 40.7%
Repurchase Agreement with Bank of America Securities, 0.09%, (Collateralized by $102,482,700 U.S. Treasury Note, 1.00%, due 08/31/2019, value $102,000,096) acquired on 03/27/2013, due 04/02/2013 at $100,001,500	$100,000,000	100,000,000
Repurchase Agreement with Bank of America Securities, 0.19%, (Collateralized by $118,546,500 U.S. Treasury Bill, 0.00%, due 02/06/2014, value $118,411,238, $10,700 U.S. Treasury Note, 0.88%, due 01/31/2017, value $10,858) acquired on 03/28/2013, due 04/01/2013 at $116,102,451	116,100,000	116,100,000
Repurchase Agreement with Barclays Capital Plc, 0.11%, (Collateralized by $41,324,497 Federal National Mortgage Association, 2.50-5.69%, due 09/01/2025-01/01/2043, value $44,610,847, $10,716,986 Federal Home Loan Mortgage Corp., 3.00-6.50%, due 11/01/2024-02/01/2043, value $11,489,154) acquired 03/26/2013, due 04/02/2013 at $55,001,176	55,000,000	55,000,000
Repurchase Agreement with Barclays Capital Plc, 0.11%, (Collateralized by $17,598,793 Federal National Mortgage Association, 2.00-7.00%, due 12/01/2025-10/01/2042, value $18,935,048, $13,624,673 Federal Home Loan Mortgage Corp., 3.50-5.50%, due 08/01/2030-08/01/2042, value $14,724,954) acquired 03/28/2013, due 04/04/2013 at $33,000,706	33,000,000	33,000,000
Repurchase Agreement with Barclays Capital Plc, 0.15%, (Collateralized by $ 48,872,500 U.S. Treasury Note, 0.75%, due 06/30/2017, value $49,266,045) acquired 03/28/2013, due 04/01/2013 at $48,300,805	48,300,000	48,300,000
Repurchase Agreement with BNP Paribas A/S, 0.14%, (Collateralized by $97,198,815 Government National Mortgage Association, 3.00%, due 10/15/2042, value $101,999,951) acquired 03/05/2013, due 04/04/2013 at $100,011,667	100,000,000	100,000,000
Repurchase Agreement with BNP Paribas A/S, 0.23%, (Collateralized by $9,184,629 Government National Mortgage Association, 4.50%, due 09/20/2041, value $10,200,008) acquired 03/28/2013, due 04/01/2013 at $10,000,256	10,000,000	10,000,000
Repurchase Agreement with Deutsche Bank Securities AG, 0.13%, (Collateralized by $55,603,596 Federal National Mortgage Association, 2.50-7.00%, due 06/01/2027-03/01/2043, value $61,200,006) acquired 03/27/2013, due 04/03/2013 at $60,001,517	60,000,000	60,000,000
Repurchase Agreement with Goldman Sachs and Co., 0.12%, (Collateralized by $30,436,700 U.S. Treasury Note, 0.63-0.75%, due 04/30/2013-10/31/2017, value $30,600,051) acquired 03/28/2013, due 04/04/2013 at $30,000,700	30,000,000	30,000,000
Repurchase Agreement with Goldman Sachs and Co., 0.13%, (Collateralized by $117,443,761 Government National Mortgage Association, 4.00%, due 11/20/2041-07/20/2042, value $127,500,034) acquired 03/26/2013, due 04/02/2013 at $125,003,160	125,000,000	125,000,000
Repurchase Agreement with Goldman Sachs and Co., 0.13%, (Collateralized by $69,274,385 Government National Mortgage Association, 3.50-7.00%, due 03/20/2039-03/20/2043, value $76,499,985) acquired 03/27/2013, due 04/03/2013 at $75,001,896	75,000,000	75,000,000
Repurchase Agreement with Goldman Sachs and Co., 0.14%, (Collateralized by $20,411,728 Government National Mortgage Association, 5.00%, due 08/15/2040, value $22,440,021) acquired 03/28/2013, due 04/04/2013 at $22,000,599	22,000,000	22,000,000
Repurchase Agreement with RBS Securities Inc., 0.16%, (Collateralized by $131,724,400 U.S. Treasury Note, 0.63-4.50%, due 03/31/2013-11/30/2017, value $142,800,459) acquired 03/28/2013, due 04/01/2013 at $140,002,489	140,000,000	140,000,000
Repurchase Agreement with TD Securities, 0.20%, (Collateralized by $110,490,197 Federal National Mortgage Association, 3.00-5.50%, due 07/01/2041-04/01/2043, value $119,163,885, $92,830,551 Federal Home Loan Mortgage Corp., 4.50%, due 02/01/2040-01/01/2041, value $100,136,078) acquired 03/28/2013, due 04/01/2013 at $215,004,778	215,000,000	215,000,000
		1,129,400,000
Total Short Term Investments (cost $1,992,291,076)		1,992,291,076
Total Investments - 100.1% (cost $2,772,045,496)		2,772,045,496
Other Assets and Liabilities, Net - (0.1%)		(2,035,668)
Total Net Assets - 100.0%		$2,774,081,164

(a)	Variable rate security. Rate stated was in effect as of March 31, 2013.
(b)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2013, the value of Rule 144A securities and Section 4(2) paper deemed liquid was $316,344,126.

(c)	Securities in this category are direct debt of the agency and not collateralized by mortgages.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2013.

See accompanying Notes to Schedules of Investments.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

March 31, 2013

Security Valuation - Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC (“JNAM”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Debt securities are generally valued by independent pricing services approved by the Board.  Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or widely used quotation system.  All securities in the JNL Money Market Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the Investment Company Act of 1940 (“1940 Act”), and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Futures contracts traded on an exchange are valued at the settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The securities lending collateral fund, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures approved by the Board, the Adviser may rely on pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

March 31, 2013

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of March 31, 2013 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/PPM America Total Return Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$37,338,907	$—	$37,338,907
Corporate Bonds and Notes	—	294,957,690	—	294,957,690
Government and Agency Obligations	—	156,127,171	—	156,127,171
Preferred Stocks	4,725,040	—	—	4,725,040
Trust Preferreds	1,000,650	—	—	1,000,650
Variable Rate Senior Loan Interests	—	906,171	—	906,171
Short Term Investments	64,623,484	—	—	64,623,484
Fund Total	$70,349,174	$489,329,939	$—	$559,679,113

JNL Money Market Fund
Corporate Bonds and Notes	$—	$303,687,662	$—	$303,687,662
Government and Agency Obligations	—	476,066,758	—	476,066,758
Short Term Investments	110,664	1,992,180,412	—	1,992,291,076
Fund Total	$110,664	$2,771,934,832	$—	$2,772,045,496

	Assets - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PPM America Total Return Fund
Open Futures Contracts	$166,587	$—	$—	$166,587

	Liabilities - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PPM America Total Return Fund
Open Futures Contracts	$(335,476)	$—	$—	$(335,476)

(1)Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/(depreciation) on the instrument.

The Funds recognize transfers between levels as of the beginning of the period.  There were no significant transfers into or out of Level 1, 2, or 3 for the period.  There were no Level 3 valuations for which significant unobservable valuation inputs were developed at March 31, 2013.

Securities Lending and Securities Lending Collateral - The JNL/PPM America Total Return Fund lends securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Fund’s securities lending agent exchange negotiated lender fees and the Fund receives a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Fund to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.  The Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Fund.  JNL/PPM America Total Return Fund has cash collateral invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to JNAM affiliated funds.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Securities that are not valued at amortized cost are generally valued based on prices furnished by pricing services.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

March 31, 2013

Investments in Affiliates — During the period ended March 31, 2013, the JNL/PPM America Total Return Fund invested in a money market fund which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the JNL/PPM America Total Return Fund and its affiliates and is not available for direct purchase by members of the public.  JNL/PPM America Total Return Fund’s investment in JNL Money Market Fund on December 31, 2012 and March 31, 2013 was $21,672,331 and $32,736,674, respectively.  During the period ended March 31, 2013, dividend income received from this investment was $1,040 and there was no realized gain or loss relating to transactions in this investment.  JNL/PPM America Total Return Fund participates in securities lending and receives cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Fund’s Adviser.  JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC is reported under Securities Lending Collateral in the Schedules of Investments.  Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the custodian.

FASB ASC Topic 815, “Derivatives and Hedging” — This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate, and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for futures held by the JNL/PPM America Total Return Fund are discussed in the following paragraph.

Futures Contracts - The JNL/PPM America Total Return Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives.  During the period, the Fund used futures contracts to manage exposure to or hedge changes in interest rates and to replicate treasury bond positions.  A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Upon entering into a futures contract, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin”.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Schedule of Open Futures Contracts

	Expiration	Contracts Long/ Short	Unrealized Appreciation / (Depreciation)
JNL/PPM America Total Return Fund
U.S. Treasury Bond Future, 20-Year	June 2013	86	$166,587
U.S. Treasury Note Future, 5-Year	June 2013	(279)	(57,048)
U.S. Treasury Note Future, 10-Year	June 2013	(375)	(278,428)
			$(168,889)

Income Tax Matters - As of March 31, 2013, the cost of investments and the components of net unrealized appreciation for U.S. federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
JNL/PPM America Total Return Fund	$547,189,024	$14,087,819	$(1,597,730)	$12,490,089
JNL Money Market Fund	2,772,045,508	—	(12)	(12)

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

The certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 28, 2013

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	May 28, 2013

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.